Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange-traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.
The following table summarizes the fair value and carrying value of the Company’s financial instruments (in millions, recast for the adoption of LDTI):

	December 31, 2022			December 31, 2021
	Carrying Value	Fair Value		Carrying Value	Fair Value
Assets
Debt securities (1)	$42,072	$42,072		$51,453	$51,453
Equity securities	359	359		257	257
Mortgage loans	11,549	10,841		11,482	11,910
Limited partnerships	2,434	2,434		2,252	2,252
Policy loans (1)	4,376	4,376		4,474	4,474
Freestanding derivative instruments	1,270	1,270		1,417	1,417
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock	146	146		125	125
Cash and cash equivalents	3,934	3,934		1,799	1,799
Reinsurance recoverable on market risk benefits	221	221		383	383
Market risk benefit assets	4,865	4,865		1,664	1,664
Receivables from affiliates	179	179		197	197
Separate account assets	195,906	195,906		248,949	248,949

Liabilities
Annuity reserves (2)	37,143	32,212	—	37,529	45,836
Market risk benefit liabilities	5,662	5,662	—	8,033	8,033
Reserves for guaranteed investment contracts (3)	1,128	1,099		894	923
Trust instruments supported by funding agreements (3)	5,887	5,760		5,986	6,175
FHLB funding agreements (3)	2,004	2,104		1,950	1,938
Funds withheld payable under reinsurance treaties (1)	22,957	22,957		29,007	29,007
Long-term debt	470	492		494	563
Securities lending payable	33	33		14	14
Freestanding derivative instruments	2,065	2,065		41	41
Repurchase agreements	1,012	1,012		1,572	1,572
Separate account liabilities	195,906	195,906		248,949	248,949
(1) Includes items carried at fair value under the fair value option.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments. The fair value amounts shown in the table for 2021 have been revised for an immaterial error related to the historical disclosure for annuity reserves not reported at fair value within the Fair Value Measurement note to the Consolidated Financial Statements. The prior period error did not impact the Consolidated Balance Sheets.
(3) Included as a component of other contract holder funds on the Consolidated Balance Sheets.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on a recurring basis reported in the following tables.

Debt and Equity Securities

The fair values for debt and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs an analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include initial and ongoing review of third-party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value using internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2022 and 2021, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Limited Partnerships

Fair values for limited partnership interests, which are included in other invested assets, is generally determined using the proportion of the Company’s investment in the value of the net assets of each fund (“NAV equivalent”) as a practical expedient for fair value, and generally, are recorded on a three-month lag. No material adjustments were deemed necessary at December 31, 2022 and 2021.

The Company’s limited partnership interests are not redeemable, and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. In cases when the Company expects to sell the limited partnership interest, the estimated sales price is used to determine the fair value rather than the practical expedient. These limited partnership interests are classified as Level 2 in the fair value hierarchy.
In cases when a limited partnership's financial statements are unavailable and a NAV equivalent is not available or practical, the fair value may be based on an internally developed model or provided by the general partner as determined using private transactions, information obtained from the primary co-investor or underlying company, or financial metrics provided by the lead sponsor. These investments are classified as Level 3 in the fair value hierarchy.

Policy Loans

Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value. The reinsurance related component of policy loans at fair value under the fair value option have been classified as Level 3 within the fair value hierarchy.

Freestanding Derivative Instruments

Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in net gains (losses) on derivatives and investments. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, cross-currency forwards, credit default swaps, total return swaps, put-swaptions and certain equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Freestanding derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Cash and Cash Equivalents

Cash and cash equivalents primarily include money market instruments and bank deposits. Cash equivalents also includes all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Funds Withheld Payable Under Reinsurance Treaties

The funds withheld payable under reinsurance treaties includes both the funds withheld payable which are held at fair value under the fair value option and the funds withheld embedded derivative liability. The fair value of the funds withheld payable which are held at fair value under the fair value option is equal to the fair value of the assets held as collateral, which primarily consists of policy loans using industry standard valuation techniques. The funds withheld embedded derivative liability is determined based upon a total return swap technique referencing the fair value of the investments held under the reinsurance contract and requires certain significant unobservable inputs. The funds withheld payable which are held at fair value under the fair value option and the funds withheld embedded derivative are considered Level 3 in the fair value hierarchy.

Receivables from Affiliates

The Company’s receivables from affiliates are set equal to the carrying value and are classified as Level 3.
Separate Account Assets

Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2 assets.

Market Risk Benefits

Variable annuity contracts issued by the Company may include various guaranteed minimum death, withdrawal, income and accumulation benefits, which are classified as MRBs and measured at fair value. The Company discontinued offering guaranteed minimum interest benefits (“GMIB”) in 2009 and guaranteed minimum accumulation benefits (“GMAB”) in 2011.

Our MRB assets and MRB liabilities are reported separately on our Consolidated Balance Sheets. Increases to an asset or decreases to a liability are described as favorable changes to fair value. Changes in fair value are reported in Market risk benefits (gains) losses, net on the Consolidated Income Statements. However, the change in fair value related to our own non-performance risk is recognized as a component of other comprehensive income and is reported in Change in non-performance risk on market risk benefits, net of tax expense (benefit) on the Consolidated Statements of Comprehensive Income (Loss).

Variable annuity guaranteed benefit features classified as MRBs, which have explicit fees, are measured using the attributed fee method. Under the attributed fee method, fair value is measured as the difference between the present value of projected future liabilities and the present value of projected attributed fees. At the inception of the contract, the Company attributes to the MRB a portion of total fees expected to be assessed against the contract holder's account value to offset the projected claims over the lifetime of the contract. The attributed fee is expressed as a percentage of total projected future fees at inception of the contract. This percentage of total projected fees is considered a fixed term of the MRB feature and is held static over the life of the contract. This percentage may not exceed 100% of the total projected contract fees as of contract inception. As the Company may issue contracts that have projected future liabilities greater than the projected future guaranteed benefit fees at issue, the Company may also attribute mortality and expense charges when performing this calculation. The percentage of guaranteed benefit fees and the percentage of mortality and expense charges may not exceed 100% of the total projected fees as of contract inception. In subsequent valuations, both the present value of future projected liabilities and the present value of projected attributed fees are remeasured based on current market conditions and policyholder behavior assumptions.

The Company has ceded the guaranteed minimum income benefit (“GMIB”) features elected on certain annuity contracts to an unrelated party. The GMIBs ceded under this reinsurance treaty are classified as an MRB in their entirety. The reinsurance contract is measured at fair value and reported in Reinsurance recoverable on market risk benefits. Changes in fair value are recorded in market risk benefits (gains) losses, net. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for MRBs related to variable annuities, including the contract reinsuring GMIB features, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to fund returns, and discount rates, which includes an adjustment for non-performance risk. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.
At each valuation date, the fair value calculation reflects expected returns based on constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Non-performance risk is incorporated into the calculation through the adjustment of the risk-free rate curve based on spreads indicated by a blend of yields on similarly-rated peer debt and yields on Jackson Financial debt (adjusted to operating company levels). Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes this results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

See Note 12 of the Notes to Consolidated Financial Statements for more information regarding MRBs.

Fixed Index Annuities

The longevity riders issued on fixed index annuities are classified as MRBs and measured at fair value. Similar to the variable annuity guaranteed benefit features, these contracts have explicit fees and are measured using the attributed fee method. The Company attributes a percentage of total projected future fees expected to be assessed against the policyholder to offset the projected future claims over the lifetime of the contract. If the fees attributed are insufficient to offset the claims at issue, the shortfall is borrowed from the host contract rather than recognizing a loss at inception.

See Note 12 of the Notes to Consolidated Financial Statements for more information regarding MRBs.

The fair value of the index-linked crediting derivative feature embedded in fixed index annuities, included in Annuity Reserves in the above tables, is calculated using the closed form Black-Scholes Option Pricing model or Monte Carlo simulations, as appropriate for the type of option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

RILA

RILA guaranteed benefit features are classified as MRBs and measured at fair value. Unlike variable or fixed index annuities, RILA products do not have explicit fees and are measured using an option-based method. The fair value measurement represents the present value of future claims payable by the MRB feature. At inception, the value of the MRB is deducted from the value of the contract resulting in no gain or loss.

See Note 12 of the Notes to Consolidated Financial Statements for more information regarding MRBs.

The fair value of the index-linked crediting derivative feature embedded in RILAs, included in Annuity Reserves in the above table, is calculated using the closed form Black-Scholes Option Pricing model, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

Fair Value Option

The Company has elected the fair value option for certain funds withheld assets, which are held as collateral for reinsurance, totaling $4,160 million and $3,632 million at December 31, 2022 and 2021, respectively, as discussed above, and includes mortgage loans as discussed below.
The Company elected the fair value option for certain mortgage loans held under the funds withheld reinsurance agreement with Athene. The fair value option was elected for these mortgage loans, purchased or funded after December 31, 2021, to mitigate inconsistency in earnings that would otherwise result between these mortgage loan assets and the funds withheld liability, including the associated embedded derivative, and are valued using third-party pricing services. Changes in fair value are reflected in net investment income on the Consolidated Income Statements.

The fair value and aggregate contractual principal for mortgage loans where the fair value option was elected after December 31, 2021, were as follows (in millions):

December 31,
2022
Fair value	$582
Aggregate contractual principal	591

As of December 31, 2022, no loans for which the fair value option was elected were in non-accrual status, and no loans were more than 90 days past due and still accruing interest.

Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s Consolidated Financial Statements.
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in millions, recast for the adoption of LDTI):

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$4,724	$4,724	$—	$—
Other government securities	1,468	—	1,468	—
Public utilities	5,167	—	5,167	—
Corporate securities	22,905	—	22,905	—
Residential mortgage-backed	452	—	452	—
Commercial mortgage-backed	1,631	—	1,631	—
Other asset-backed securities	5,725	—	5,725	—
Equity securities	359	163	195	1
Mortgage loans	582	—	—	582
Limited partnerships (1)	14	—	—	14
Policy loans	3,419	—	—	3,419
Freestanding derivative instruments	1,270	—	1,270	—
Cash and cash equivalents	3,934	3,934	—	—
Reinsurance recoverable on market risk benefits	221	—	—	221
Market risk benefit assets	4,865	—	—	4,865
Separate account assets	195,906	—	195,906	—
Total	$252,642	$8,821	$234,719	$9,102

Liabilities
Embedded derivative liabilities (2)	$1,135	$—	$1,135	$—
Funds withheld payable under reinsurance treaties (3)	424	—	—	424
Freestanding derivative instruments	2,065	—	2,065	—
Market risk benefit liabilities	5,662	—	—	5,662
Total	$9,286	$—	$3,200	$6,086

(1) Excludes $2,420 million of limited partnership investments measured at NAV.

(2) Includes net embedded derivative liabilities of $205 million related to RILA and $931 million of fixed index annuities, both included in other contract holder funds on the Consolidated Balance Sheets.

(3) Includes the Athene Embedded Derivative asset of $3,158 million and funds withheld payable under reinsurance treaties at fair value under the fair value option.

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$4,311	$4,311	$—	$—
Other government securities	1,619	—	1,619	—
Public utilities	6,660	—	6,660	—
Corporate securities	29,254	—	29,254	—
Residential mortgage-backed	554	—	554	—
Commercial mortgage-backed	2,029	—	2,029	—
Other asset-backed securities	7,026	—	7,026	—
Equity securities	257	212	43	2
Limited partnerships (1)	18	—	17	1
Policy loans	3,467	—	—	3,467
Freestanding derivative instruments	1,417	—	1,417	—
Cash and cash equivalents	1,799	1,799	—	—
Reinsurance recoverable on market risk benefits	383	—	—	383
Market risk benefit assets	1,664	—	—	1,664
Separate account assets	248,949	—	248,949	—
Total	$309,407	$6,322	$297,568	$5,517

Liabilities
Embedded derivative (assets) liabilities (2)	$1,445	$—	$1,445	$—
Funds withheld payable under reinsurance treaties (3)	3,759	—	—	3,759
Freestanding derivative instruments	41	—	41	—
Market risk benefit liabilities	8,033	—	—	8,033
Total	$13,278	$—	$1,486	$11,792

(1) Excludes $2,234 million of limited partnership investments measured at NAV.

(2) Includes net embedded derivative liabilities of $6 million related to RILA and $1,439 million of fixed index annuities, both included in other contract holder funds on the Consolidated Balance Sheets.

(3) Includes the Athene Embedded Derivative liability of $120 million and funds withheld payable under reinsurance treaties at fair value under the fair value option.
Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source

The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in millions, recast for the adoption of LDTI):

	December 31, 2022
Assets	Total	Internal	External
Equity securities	$1	$1	$—
Mortgage loans	582	—	582
Limited partnerships	14	8	6
Policy loans	3,419	3,419	—
Reinsurance recoverable on market risk benefits	221	221	—
Market risk benefit assets	4,865	4,865	—
Total	$9,102	$8,514	$588

Liabilities
Funds withheld payable under reinsurance treaties (1)	$424	$424	$—
Market risk benefit liabilities	5,662	5,662	—
Total	$6,086	$6,086	$—

(1) Includes the Athene Embedded Derivative asset of $3,158 million and funds withheld payable under reinsurance treaties at fair value under the fair value option.

	December 31, 2021
Assets	Total	Internal	External
Equity securities	$2	$1	$1
Limited partnerships	1	1	—
Policy loans	3,467	3,467	—
Reinsurance recoverable on market risk benefits	383	383	—
Market risk benefit assets	1,664	1,664	—
Total	$5,517	$5,516	$1

Liabilities
Funds withheld payable under reinsurance treaties (1)	3,759	3,759	—
Market risk benefit liabilities	8,033	8,033	—
Total	$11,792	$11,792	$—

(1) Includes the Athene Embedded Derivative liability of $120 million and funds withheld payable under reinsurance treaties at fair value under the fair value option.
External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities

The table below presents quantitative information on internally priced Level 3 assets and liabilities that use significant unobservable inputs (in millions, recast for the adoption of LDTI):

As of December 31, 2022
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable on market risk benefits	$221	Discounted cash flow	Mortality(1)	0.01% - 23.33%	Decrease
			Lapse(2)	2.97% - 8.10%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	47.50% - 52.50%	Increase
			Non-performance risk adjustment(5)	0.64% - 2.27%	Decrease
			Long-term Equity Volatility(6)	18.50% - 23.68%	Increase

Market risk benefit assets	$4,865	Discounted cash flow	Mortality(1)	0.01% - 23.33%	Decrease
			Lapse(2)	0.05% - 41.28%	Decrease
			Utilization(3)	0.00% - 100.00%	Increase
			Withdrawal(4)	11.25% - 100.00%	Increase
			Non-performance risk adjustment(5)	0.64% - 2.27%	Decrease
			Long-term Equity Volatility(6)	18.50% - 23.68%	Increase

Liabilities
Market risk benefit liabilities	$5,662	Discounted cash flow	Mortality(1)	0.01% - 23.33%	Decrease
			Lapse(2)	0.05% - 41.28%	Decrease
			Utilization(3)	0.00% - 100.00%	Increase
			Withdrawal(4)	11.25% - 100.00%	Increase
			Non-performance risk adjustment(5)	0.64% - 2.27%	Decrease
			Long-term Equity Volatility(6)	18.50% - 23.68%	Increase

(1)    Mortality rates vary by attained age, tax qualification status, guaranteed benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.
(2)     Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when benefits are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when guaranteed benefits are utilized.
(3)     The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and degree to which the guaranteed benefit is in-the-money.
(4)     The withdrawal rate represents the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount under the free partial withdrawal provision or the GMWB, as applicable. Free partial withdrawal rates vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.
(5)    Non-performance risk adjustment is applied as a spread over the risk-free rate to determine the rate used to discount the related cash flows and varies by projection year.
(6)    Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

As of December 31, 2021
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable on market risk benefits	$383	Discounted cash flow	Mortality(1)	0.01% - 23.42%	Decrease
			Lapse(2)	3.33% - 9.04%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	37.50% - 45.00%	Increase
			Non-performance risk adjustment(5)	0.11% - 1.50%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.06%	Increase

Market risk benefit assets	$1,664	Discounted cash flow	Mortality(1)	0.01% - 23.42%	Decrease
			Lapse(2)	0.07% - 30.88%	Decrease
			Utilization(3)	0.00% - 100.00%	Increase
			Withdrawal(4)	11.25% - 100.00%	Increase
			Non-performance risk adjustment(5)	0.11% - 1.50%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.06%	Increase

Liabilities
Market risk benefit liabilities	$8,033	Discounted cash flow	Mortality(1)	0.01% - 23.42%	Decrease
			Lapse(2)	0.07% - 30.88%	Decrease
			Utilization(3)	0.00% - 100.00%	Increase
			Withdrawal(4)	11.25% - 100.00%	Increase
			Non-performance risk adjustment(5)	0.11% - 1.50%	Decrease
			Long-term Equity Volatility(6)	18.50% - 22.06%	Increase
(1)    Mortality rates vary by attained age, tax qualification status, guaranteed benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.
(2)     Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when benefits are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when guaranteed benefits are utilized.
(3)     The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and degree to which the guaranteed benefit is in-the-money.
(4)     The withdrawal rate represents the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount under the free partial withdrawal provision or the GMWB, as applicable. Free partial withdrawal rates vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.
(5)    Non-performance risk adjustment is applied as a spread over the risk-free rate to determine the rate used to discount the related cash flows and varies by projection year.
(6)    Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.
Sensitivity to Changes in Unobservable Inputs

The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the tables above.

At December 31, 2022 and 2021, securities of $9 million and $2 million are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy, respectively. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the tables above.

Policy loans that support funds withheld reinsurance agreements that are held at fair value under the fair value option on the Company’s Consolidated Balance Sheets are excluded from the tables above. These policy loans do not have a stated maturity and the balances, plus accrued investment income, are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans, which includes accrued investment income, approximates fair value and are classified as Level 3 within the fair value hierarchy.

The fair value of funds withheld payable under the Reassure America Life Insurance Company ("REALIC") reinsurance treaties, is determined based upon the fair value of the funds withheld investments held by the Company and is excluded from the tables above. The funds withheld payable under the Athene reinsurance treaty includes the Athene embedded derivative which is measured at fair value. The valuation of the embedded derivative utilizes a total return swap technique which incorporates the fair value of the invested assets supporting the reinsurance agreement as a component of the valuation. As a result, these valuations for the funds withheld payable under the REALIC reinsurance treaties and the Athene embedded derivative require certain significant inputs which are generally not observable and, accordingly, the valuation is considered Level 3 in the fair value hierarchy.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.

The MRB asset and liability fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed fees (if applicable), over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

The tables below, recast for the adoption of LDTI, provide roll-forwards for the years ended December 31, 2022 and 2021 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the tables below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments.

			Total Realized/Unrealized Gains (Losses) Included in
					Purchases,
		Fair Value			Sales,	Transfers	Fair Value
		as of		Other	Issuances	in and/or	as of
		January 1,	Net	Comprehensive	and	(out of)	December 31,
December 31, 2022		2022	Income	Income	Settlements	Level 3	2022
Assets
	Equity securities	2	(1)	—	—	—	1
	Mortgage loans	—	(7)	—	589	—	582
	Limited partnerships	1	(1)	—	—	14	14
	Reinsurance recoverable on market risk benefits	383	(162)	—	—	—	221
	Market risk benefit assets	1,664	3,201	—	—	—	4,865
	Policy loans	3,467	29	—	(77)	—	3,419

Liabilities
	Funds withheld payable under reinsurance treaties	$(3,759)	$3,249	$—	$86	$—	$(424)
	Market risk benefit liabilities	$(8,033)	$497	$1,874	$—	$—	$(5,662)

			Total Realized/Unrealized Gains (Losses) Included in
					Purchases,
		Fair Value			Sales,	Transfers	Fair Value
		as of		Other	Issuances	in and/or	as of
		January 1,	Net	Comprehensive	and	(out of)	December 31,
December 31, 2021		2021	Income	Income	Settlements	Level 3	2021
Assets
	Equity securities	$2	$—	$—	$—	$—	$2
	Limited partnerships	1	—	—	—	—	1
	Reinsurance recoverable on market risk benefits	472	(89)	—	—	—	383
	Market risk benefit assets	690	974	—	—	—	1,664
	Policy loans	3,454	(2)	—	15	—	3,467

Liabilities
	Funds withheld payable under reinsurance treaties	$(4,453)	$708	$—	$(14)	$—	$(3,759)
	Market risk benefit liabilities	(10,690)	3,081	(424)	—	—	(8,033)
The components of the amounts included in purchases, sales, issuances and settlements for the years ended December 31, 2022 and 2021 shown above are as follows (in millions):

December 31, 2022	Purchases	Sales	Issuances	Settlements	Total
Assets
Mortgage loans	$632	$(43)	$—	$—	$589
Policy loans	—	—	215	(292)	(77)
Total	$632	$(43)	$215	$(292)	$512

Liabilities
Funds withheld payable under reinsurance treaties	$—	$—	$(222)	$308	$86

December 31, 2021	Purchases	Sales	Issuances	Settlements	Total
Assets
Policy loans	$—	$—	$261	$(246)	$15

Liabilities
Funds withheld payable under reinsurance treaties	$—	$—	$(468)	$454	$(14)

In 2022 and 2021, there were $14 million and nil transfers from NAV equivalent to Level 3, respectively. In 2022 and 2021, there were no transfers from Level 3 to Level 2. In 2022 and 2021, there were no transfers from Level 2 to Level 3, respectively.

The portion of gains (losses) included in net income (loss) or other comprehensive income (loss) ("OCI") attributable to the change in unrealized gains and losses on Level 3 financial instruments still held was as follows (in millions, recast for the adoption of LDTI):

	Year Ended December 31,
	2022		2021
	Included in Net Income	Included in OCI	Included in Net Income	Included in OCI
Assets
Equity securities	$(1)	$—	$—	$—
Mortgage loans	(7)	—	—	—
Limited partnerships	(1)	—	—	—
Reinsurance recoverable on market risk benefits	(162)	—	(89)	—
Market risk benefit assets	3,201	—	974	—
Policy loans	29	—	(2)	—

Liabilities
Funds withheld payable under reinsurance treaties	$3,249	$—	$708	$—
Market risk benefit liabilities	497	1,874	3,081	(424)
Fair Value of Financial Instruments Carried at Other Than Fair Value

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on a nonrecurring basis reported in the following table.

Mortgage Loans

Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent on the underlying property, fair value is the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Mortgage loans held under the funds withheld reinsurance agreement are valued using third-party pricing services, which may use economic inputs, geographical information, and property specific assumptions in deriving the fair value price. The Company reviews the valuations from these pricing providers to ensure they are reasonable. Due to lack of observable inputs, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans

Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value. The non-reinsurance related component of policy loans has been classified as Level 3 within the fair value hierarchy.

FHLBI Capital Stock

FHLBI capital stock, which is included in other invested assets, can only be sold to FHLBI at a constant price of $100 per share. Due to the lack of valuation uncertainty, the investment has been classified as Level 1.

Other Contract Holder Funds

Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including the fixed option on variable annuities, fixed annuities, fixed index annuities and RILAs, are determined using projected future cash flows discounted at current market interest rates.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates.

Fair values of the FHLB funding agreements are based on the present value of future cash flows discounted at current market interest rates.
Funds Withheld Payable Under Reinsurance Treaties

The fair value of the funds withheld payable is equal to the fair value of the assets held as collateral, which primarily consists of bonds, mortgages, limited partnerships, and cash and cash equivalents. The fair value of the assets generally uses industry standard valuation techniques as described above and the funds withheld payable components are valued consistent with the assets in the fair value hierarchy.

Debt

Fair values for the Company’s surplus notes and long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models. Such prices are derived from market observable inputs and are classified as Level 2. The Squire Surplus Note, as described in Note 13, is set equal to the carrying value and is classified as Level 3.

Securities Lending Payable

The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

FHLB Advances

Carrying value of the Company’s FHLB advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Repurchase Agreements

Carrying value of the Company’s repurchase agreements is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Separate Account Liabilities

The values of separate account liabilities are set equal to the values of separate account assets, which are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2.
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in millions):

	December 31, 2022
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Assets
Mortgage loans	$10,967	$10,259	$—	$—	$10,259
Policy loans	957	957	—	—	957
FHLBI capital stock	146	146	146	—	—
Receivables from affiliates	179	179	—	—	179

Liabilities
Annuity reserves (1)	$36,008	$31,077	$—	$—	$31,077
Reserves for guaranteed investment contracts (2)	1,128	1,099	—	—	1,099
Trust instruments supported by funding agreements (2)	5,887	5,760	—	—	5,760
FHLB funding agreements (2)	2,004	2,104	—	—	2,104
Funds withheld payable under reinsurance treaties (3)	22,533	22,533	—	—	22,533
Debt	470	492	—	334	158
Securities lending payable	33	33	—	33	—
Repurchase agreements	1,012	1,012	—	1,012	—
Separate account liabilities (4)	195,906	195,906	—	195,906	—

	December 31, 2021
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Assets
Mortgage loans	$11,482	$11,910	$—	$—	$11,910
Policy loans	1,007	1,007	—	—	1,007
FHLBI capital stock	125	125	125	—	—
Receivables from affiliates	197	197	—	—	197

Liabilities
Annuity reserves (1)	$36,084	$44,391	$—	$—	$44,391
Reserves for guaranteed investment contracts (2)	894	923	—	—	923
Trust instruments supported by funding agreements (2)	5,986	6,175	—	—	6,175
FHLB funding agreements (2)	1,950	1,938	—	—	1,938
Funds withheld payable under reinsurance treaties	24,533	24,533	537	19,127	4,869
Debt	494	563	—	386	177
Securities lending payable	14	14	—	14	—
Repurchase agreements	1,572	1,572	—	1,572	—
Separate account liabilities (4)	248,949	248,949	—	248,949	—

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments. The fair value amounts shown in the table for 2021 have been revised for an immaterial error related to the historical disclosure for annuity reserves not reported at fair value within the Fair Value Measurement note to the Consolidated Financial Statements. The prior period error did not impact the Consolidated Balance Sheets.

(2) Included as a component of other contract holder funds on the Consolidated Balance Sheets.
(3) Excludes $715 million of limited partnership investments measured at NAV at December 31, 2021.
(4) The values of separate account liabilities are set equal to the values of separate account assets.